SHARE-BASED PAYMENT ARRANGEMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 09, 2023	Feb. 26, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	May 01, 2024	May 18, 2023	Dec. 31, 2022	May 19, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued			197,738,000		197,738,000		183,605,000	189,000,000	180,000,000		178,300,000
Weighted average exercise price			$ 1.06		$ 1.06		$ 0.92			$ 0.87
Weighted average remaining contractual life					6 years 9 months 18 days		8 years 9 months 18 days
Marketing expense			$ 15,261	$ 11,577	$ 43,779	$ 29,527
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting term description					Each RSU, which has a vesting term of up to 3 years and is subject to forfeiture in certain circumstances, entitles the holder to one Common Share
Marketing expense					$ 3,900
Bonus RSU [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting term description					(i) 10% of the commission withheld (the percentage was 15% previously) if an agent has not met the Cap and (ii) 20% of the commission withheld (the percentage was 30% previously) if an agent has met the Cap. On January 1, 2024, the Company updated the Bonus RSUs structure to matching (i) 10% of the commission withheld if an agent has not met the Cap and (ii) 20% of the commission withheld if an agent has met the Cap. The Bonus RSUs have a one-year vesting term and are subject to forfeiture in certain circumstances. The RSUs purchased under the program are expensed to Cost of sales and the Bonus RSUs are expensed based on the nature of the role of the employee or agent granted the Bonus RSUs. RSUs purchased under the program are expensed immediately and Bonus RSUs are amortized over the vesting period with a corresponding increase in Stock-based compensation reserve
Omnibus Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of common stock issued and outstanding	15.00%	20.00%
Number of shares issued		35,600,000
Number of shares authorized	70,000,000